Fair Value Measurements - Recurring Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ 20	$ 12	$ 15
Total gains or losses included in earnings	0	0	0
Total gains or losses included in other comprehensive income	0	0	0
Purchases and issuances	13	12	0
Sales and settlements	(3)	(4)	(3)
Transfers in and/or out of Level 3	0	0	0
Balance at the end of the period	$ 30	$ 20	$ 12